Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets
	December 31, 2020	December 31, 2019
Assets:
Cash and cash equivalents	$2,426	$5,213
Prepayments and advances, net	-	38,221
Due from intercompany and others	14,951,086	6,147,054
TOTAL CURRENT ASSETS	14,953,512	6,190,488
Investment in subsidiaries, VIE, and VIEs’ subsidiaries	61,889,007	48,218,876
TOTAL ASSETS	$76,842,519	$54,409,364
LIABILITIES
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$-	$464,044
TOTAL CURRENT LIABILITIES	-	464,044
Commitments and contingencies
Shareholders’ equity
Class A common stock, $0.001 par value, 40,000,000 shares authorized, 20,555,129 and 17,710,471 shares issued and outstanding as of December 31, 2020 and 2019, respectively.	20,555	17,710
Class B common stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of December 31, 2020 and 2019	-	-
Additional paid-in capital	59,472,255	28,369,076
Unearned compensation	(624,455)	-
Retained earnings	14,380,976	27,472,766
Accumulated other comprehensive income (loss)	3,593,188	(1,914,232)
Total shareholders’ equity	76,842,519	53,945,320
Total liabilities and shareholders’ equity	$76,842,519	$54,409,364

Schedule of condensed statements of comprehensive income (loss)
	For the year ended December 31,
	2020		2019	2018
Selling and marketing	$		$(15,005)	$-
Administrative		(1,098,668)	(408,656)	(2,093,307)
Other income (expense)			(820)	(686)
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries		(11,993,625)	$3,164,471	$(3,050,722)
Net income (loss)		(13,092,293)	2,739,990	(5,144,715)
Other comprehensive income
Foreign currency translation adjustment		5,507,420	(561,091)	(1,755,528)
Comprehensive income (loss)		$(7,584,873)	$2,178,899	$(6,900,243)

Schedule of condensed statement of cash flows
	For the years ended December 31,
	2020	2019	2018
Cash flows from operating activities:
Net income(loss)	$(13,092,293)	$2,739,990	$(5,144,715)
Adjustments to reconcile net income to net cash used in operating activities
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	11,992,091	(3,164,471)	3,050,722
Shares-based compensation	1,097,415	-	-
Impairment charge recognized	-	-	923,094
Due from intercompany and others	-	(38,561)	1,170,749
Accrued expenses and other current liabilities	-	467,648	-
Net cash provided by (used in) operating activities	(2,787)	4,606	(150)
Net (decrease)/increase in cash and cash equivalents	(2,787)	4,606	(150)
Cash and cash equivalents at beginning of the year	5,213	607	757
Cash and cash equivalents at end of the year	$2,426	$5,213	$607